Fair Value Measurements (Assets Measured at Fair Value on Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans accounted for under FASB ASC 310-10 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	$ 6,835	$ 1,927
Other real estate owned -residential mortgages [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	947	1,087
Commercial Real Estate - other [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	319	1,015
Other Repossessed Assets [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	1,121	1,307
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired loans accounted for under FASB ASC 310-10 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other real estate owned -residential mortgages [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commercial Real Estate - other [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Repossessed Assets [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Significant Other Observable Inputs (Level 2) [Member] | Impaired loans accounted for under FASB ASC 310-10 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Significant Other Observable Inputs (Level 2) [Member] | Other real estate owned -residential mortgages [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Significant Other Observable Inputs (Level 2) [Member] | Commercial Real Estate - other [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Significant Other Observable Inputs (Level 2) [Member] | Other Repossessed Assets [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	8,772	5,335
Significant Unobservable Inputs (Level 3) [Member] | Impaired loans accounted for under FASB ASC 310-10 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	6,835	1,927
Significant Unobservable Inputs (Level 3) [Member] | Other real estate owned -residential mortgages [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	947	1,086
Significant Unobservable Inputs (Level 3) [Member] | Commercial Real Estate - other [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	319	1,015
Significant Unobservable Inputs (Level 3) [Member] | Other Repossessed Assets [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Fair value disclosure non-recurring, assets	$ 1,121	$ 1,307